Foreign Exchange Gain Reclassified on Liquidation of Subsidiary - Schedule of Foreign Exchange Gain Reclassified on Liquidation of Subsidiary (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Reclassification of net foreign exchange gains previously recognized in other comprehensive income, reclassified to profit or loss			$ 527,049